FINACIAL LIABILITIES AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities Fair Value Disclosure [Abstract]
Schedule of Financial Liability
	December 31, 2025	December 31, 2024

Financial liability (A)	296	69
Private warrants (B)	786	1,506
Total	1,082	1,575